Investments in Unconsolidated Joint Ventures, Summary of Disbursements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
California 19 Inc. [Member]
Disbursements [Abstract]
Total disbursements	$ 0	$ 5,870	$ 1,260
California 20 Inc. [Member]
Disbursements [Abstract]
Total disbursements	$ 0	$ 5,870	$ 1,260